Long Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, by Maturity [Abstract]
2014	$ 1,743,904
2015	101,105
2016	1,399,293
2017	892,855
2018	572,329
2019 and thereafter	1,018,563
Total principal payments	5,728,049
Less: Financing fees and equity component of notes	(160,046)	(162,124)
Total Debt	$ 5,568,003	$ 4,386,715